Convertible Notes Payables (Details) - USD ($)	1 Months Ended		6 Months Ended
	Nov. 27, 2023	Aug. 29, 2022	Jun. 30, 2023	Aug. 02, 2023	Dec. 31, 2022
Convertible Notes Payables (Details) [Line Items]
Aggregate principal amount		$ 2,920,800	$ 1,289,200		$ 3,333,200
Ordinary shares (in Shares)		400
Converted ordinary shares (in Shares)			1,040,000
Convertible interest rate			10.00%
Subsequent Event [Member]
Convertible Notes Payables (Details) [Line Items]
Principal amount				$ 200,000
Forecast [Member]
Convertible Notes Payables (Details) [Line Items]
Convertible interest rate	10.00%
Convertible Notes Payable [Member]
Convertible Notes Payables (Details) [Line Items]
Aggregate principal amount			$ 1,701,600		$ 412,400